Condensed Consolidated Statements of Changes in Stockholders’ Equity/(Deficit) (Unaudited) - USD ($) $ in Thousands	Common Shares	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 1	$ 67,739	$ (88,502)	$ (20,762)
Balance (in Shares) at Dec. 31, 2022	618,452
Issuance of shares - equity line of credit		4,742		4,742
Issuance of shares - equity line of credit (in Shares)	261,000
Issuance of shares - commitment fee for equity line of credit		1,000		1,000
Issuance of shares - commitment fee for equity line of credit (in Shares)	8,754
Issuance of shares - conversion of convertible notes		10,410		10,410
Issuance of shares - conversion of convertible notes (in Shares)	913,910
Issuance of shares - exercise of warrants		1,651		1,651
Issuance of shares - exercise of warrants (in Shares)	118,207
Issuance of shares - vesting of restricted stock units
Issuance of shares - vesting of restricted stock units (in Shares)	8,238
Issuance of shares - prepaid forward contracts		1,870		1,870
Issuance of shares - prepaid forward contracts (in Shares)	43,879
Forward purchase agreement derivative liability		11,521		11,521
Stock-based compensation		1,930		1,930
Stock-based compensation (in Shares)	43,638
Net loss			(26,232)	(26,232)
Balance at Dec. 31, 2023	$ 1	100,863	(114,734)	(13,870)
Balance (in Shares) at Dec. 31, 2023	2,016,078
Issuance of shares - conversion of convertible notes		9,389		9,389
Issuance of shares - conversion of convertible notes (in Shares)	507,912
Issuance of shares - equity offering (including pre-funded warrants), net of issuance costs		8,309		8,309
Issuance of shares - equity offering (including pre-funded warrants), net of issuance costs (in Shares)	252,182
Issuance of shares - exercise of warrants		3,959		3,959
Issuance of shares - exercise of warrants (in Shares)	352,074
Stock-based compensation		434		434
Net loss			(12,697)	(12,697)
Balance at Mar. 31, 2024	$ 1	122,954	(127,431)	(4,476)
Balance (in Shares) at Mar. 31, 2024	3,128,246
Balance at Dec. 31, 2023	$ 1	100,863	(114,734)	(13,870)
Balance (in Shares) at Dec. 31, 2023	2,016,078
Issuance of shares - conversion of convertible notes		10,215		10,215
Issuance of shares - conversion of convertible notes (in Shares)	600,770
Issuance of shares - equity offering (including pre-funded warrants), net of issuance costs	$ 1	21,244		21,245
Issuance of shares - equity offering (including pre-funded warrants), net of issuance costs (in Shares)	2,974,745
Issuance of shares - stock issued for Board compensation in-lieu of cash		210		210
Issuance of shares - stock issued for Board compensation in-lieu of cash (in Shares)	10,120
Issuance of shares - stock issued for employee bonuses		73		73
Issuance of shares - stock issued for employee bonuses (in Shares)	10,323
Issuance of shares - exercise of warrants		3,960		3,960
Issuance of shares - exercise of warrants (in Shares)	352,074
Issuance of shares - vesting of restricted stock units
Issuance of shares - vesting of restricted stock units (in Shares)	13,136
Stock-based compensation		814		814
Net loss			(24,830)	(24,830)
Balance at Dec. 31, 2024	$ 2	137,379	(139,564)	(2,183)
Balance (in Shares) at Dec. 31, 2024	5,977,246
Issuance of shares - equity offering (including pre-funded warrants), net of issuance costs		6,351		6,351
Issuance of shares - equity offering (including pre-funded warrants), net of issuance costs (in Shares)	1,202,133
Issuance of shares - exercise of warrants		2		2
Issuance of shares - exercise of warrants (in Shares)	2,070,412
Issuance of shares - vesting of restricted stock units
Issuance of shares - vesting of restricted stock units (in Shares)	7,972
Stock-based compensation		167		167
Net loss			(3,772)	(3,772)
Balance at Mar. 31, 2025	$ 2	$ 143,899	$ (143,336)	$ 565
Balance (in Shares) at Mar. 31, 2025	9,257,763